UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1.  Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2011 (Unaudited)

AF	Security
Shares	Description	Value

Common Stock - 100.1%
Basic Materials - 3.0%
9,000	Intrepid Potash, Inc. (a)	$299,250

Consumer Discretionary - 21.4%
78,500	Callaway Golf Company	498,475
7,000	Coinstar, Inc. (a)	342,020
12,600	Expedia, Inc.	399,294
92,000	Pacific Sunwear of California, Inc. (a)	256,680
4,400	Sears Holdings Corp. (a)	306,548
7,500	Sotheby's	317,625
		2,120,642
Consumer Staples - 2.4%
3,500	Bunge Limited	240,835

Drugs/Pharmaceutical Preparations - 10.7%
10,100	Emergent BioSolutions Inc. (a)	208,565
13,700	Forest Laboratories, Inc. (a)	507,722
15,000	Mylan Inc. (a)	341,700
		1,057,987
Energy - 12.2%
7,200	CONSOL Energy Inc.	385,920
33,400	Newpark Resources, Inc. (a)	310,286
19,500	Penn Virginia Corp.	255,840
5,500	Ultra Petroleum Corp. (a)	257,510
		1,209,556
Financials - 8.5%
49,500	GFI Group Inc.	224,730
13,000	The NASDAQ OMX Group, Inc. (a)	312,910
15,000	Weyerhaeuser Company (REIT)	299,850
		837,490
Health Care Services - 7.4%
11,600	Omnicare, Inc.	353,800
18,200	PAREXEL International Corp. (a)	373,646
		727,446
Industrials - 2.4%
10,200	Owens-Illinois, Inc. (a)	236,334

Medical Products - 16.7%
20,000	Hologic, Inc. (a)	371,400
1,000	Intuitive Surgical, Inc. (a)	400,550
50,000	STAAR Surgical Company (a)	227,500
9,500	Thoratec Corporation (a)	320,055
21,000	Wright Medical Group, Inc. (a)	328,440
		1,647,945
Technology - 6.7%
21,300	Nuance Communications, Inc. (a)	426,213
23,000	STEC, Inc. (a)	233,910
		660,123
Telecommunications - 8.7%
19,000	Leap Wireless International, Inc. (a)	255,740
14,400	NII Holdings, Inc. (a)	609,840
		865,580

Total Common Stock
(Cost $8,980,876)		9,903,188

Total Investments in Securities - 100.1%
(Cost $8,980,876)*		$9,903,188
Other Assets & Liabilities, Net – (0.1)%		(14,787)
Net Assets – 100.0%		$9,888,401

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for finanical statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,430,569
Gross Unrealized Depreciation	(508,257)
Net Unrealized Appreciation	$922,312

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$9,903,188
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$9,903,188

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2011 (Unaudited)

	Security
Shares	Description			Value

Common Stock - 100.2%
Consumer Discretionary - 22.9%
23,862	Apollo Group, Inc., Class A (a)			$1,212,906
32,037	Best Buy Co., Inc.			884,221
34,662	Expedia, Inc.			1,098,439
38,164	GameStop Corp., Class A (a)			899,907
70,495	Gannett Co., Inc.			899,516
66,189	H&R Block, Inc.			990,187
12,624	Ross Stores, Inc.			956,521
56,159	The Gap, Inc.			1,083,307
24,207	The McGraw-Hill Cos., Inc.			1,007,011
19,754	Viacom, Inc., Class B			956,489
				9,988,504
Consumer Staples - 6.6%
24,323	Dr. Pepper Snapple Group, Inc.			918,436
9,266	Lorillard, Inc.			984,235
27,360	Reynolds American, Inc.			963,072
				2,865,743
Financial - 6.3%
42,379	Federated Investors, Inc., Class B			905,639
106,487	Janus Capital Group, Inc.			898,750
39,312	The NASDAQ OMX Group, Inc. (a)			946,240
				2,750,629
Healthcare - 24.5%
24,400	AmerisourceBergen Corp.			934,764
9,459	Biogen Idec, Inc. (a)			963,588
35,215	Bristol-Myers Squibb Co.			1,009,262
27,391	Coventry Health Care, Inc. (a)			876,512
27,294	Eli Lilly & Co.			1,045,360
24,508	Gilead Sciences, Inc. (a)			1,038,159
12,359	Humana, Inc.			921,734
18,102	Medco Health Solutions, Inc. (a)			1,138,254
26,217	Medtronic, Inc.			945,123
17,175	Quest Diagnostics, Inc.			927,622
12,722	WellPoint, Inc.			859,371
				10,659,749
Industrials - 12.8%
13,560	General Dynamics Corp.			923,978
11,606	L-3 Communications Holdings, Inc.			918,267
12,522	Lockheed Martin Corp.			948,291
14,591	Northrop Grumman Corp.			882,902
20,440	Raytheon Co.			914,281
60,343	SAIC, Inc. (a)			967,298
				5,555,017
Information Technology - 24.8%
77,213	Applied Materials, Inc.			951,264
44,364	CA, Inc.			989,317
22,558	Harris Corp.			899,387
27,633	Hewlett-Packard Co.			971,576
45,439	Intel Corp.			1,014,653
25,574	KLA-Tencor Corp.			1,018,357
39,264	Microsoft Corp.			1,075,834
23,988	SanDisk Corp. (a)			1,020,210
70,353	Teradyne, Inc. (a)			949,062
30,622	Texas Instruments, Inc.			911,005
11,684	Visa, Inc., Class A			999,449
				10,800,114
Materials - 2.3%
19,175	Freeport-McMoRan Copper & Gold, Inc.			1,015,508
Total Common Stock (b)
(Cost $41,765,539)				43,635,264
Total Investments in Securities - 100.2%
(Cost $41,765,539)*				$43,635,264

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.2)%
Call Options Written - (0.2)%
(325)	S&P 500 Index	$1,370.00	08/11	$(84,500)
Total Written Options - (0.2)%
(Premiums Received $(197,768))*				$(84,500)
Other Assets & Liabilities, Net – 0.0%				(2,531)
Net Assets – 100.0%				$43,548,233

(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for written options.

*Cost for Federal income tax purposes is substantially the same as for finanical statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,748,381
Gross Unrealized Depreciation	(1,765,388)
Net Unrealized Appreciation	$1,982,993

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of July 31, 2011.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$43,635,264	$(84,500)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$43,635,264	$(84,500)

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 2, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 2, 2011